Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000183992 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000183992 | Osaic Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000183992 | Enbridge
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000183992 | Six Flags Entertainment
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183992 | DISH Network
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183992 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183992 | Aretec Group
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183992 | Heartland Dental
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183992 | eG Global Finance
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000183992 | Sabre GLBL
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000183992 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183992 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000183992 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000183992 | CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000183992 | Bank Debt
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000183992 | D Rated
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000183992 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000183993 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000183993 | Osaic Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000183993 | Enbridge
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000183993 | Six Flags Entertainment
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183993 | DISH Network
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183993 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183993 | Aretec Group
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183993 | Heartland Dental
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183993 | eG Global Finance
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000183993 | Sabre GLBL
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000183993 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183993 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000183993 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000183993 | CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000183993 | Bank Debt
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000183993 | D Rated
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000183993 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000183994 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000183994 | Osaic Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000183994 | Enbridge
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000183994 | Six Flags Entertainment
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183994 | DISH Network
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183994 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183994 | Aretec Group
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183994 | Heartland Dental
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183994 | eG Global Finance
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000183994 | Sabre GLBL
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000183994 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183994 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000183994 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000183994 | CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000183994 | Bank Debt
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000183994 | D Rated
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000183994 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.70%